Contracted concessional, PP&E and other intangible assets	12 Months Ended
Dec. 31, 2022
Contracted Concessional, PP&E And Other Intangible Assets [Abstract]
Contracted concessional, PP&E and other intangible assets
Note 6.- Contracted concessional, PP&E and other intangible assets

The Company has assets recorded as intangible or financial assets in accordance with IFRIC 12, property plant and equipment in accordance with IAS 16 and right of use assets under IFRS 16 or intangible assets under IAS 38.
For further details on the application of IFRIC 12 to assets of the Company, see Appendix III.
The following table shows the movements of assets included in the heading “Contracted Concessional, PP&E and other intangible assets” for 2022:

Cost	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total assets
Total as of January 1, 2022	874,525	2,843	9,202,539	100,109	839,119	11,019,135
Additions	-	-	32,941	4,155	80,196	117,292
Subtractions	-	(57)	(499)	(1,350)	(8,655)	(10,561)
Business combinations (Note 5)	-	-	-	16,993	58,002	74,995
Currency translation differences	1,760	1	(261,536)	(4,531)	(21,006)	(285,312)
Reclassification and other movements	(58,115)	-	2,798	(6,200)	8,950	(52,567)
Total cost, as of December 31, 2022	818,170	2,787	8,976,243	109,176	956,606	10,862,982

Depreciation, amortization and impairment	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total assets
Total as of January 1, 2022	(62,889)	-	(2,769,345)	(21,578)	(143,755)	(2,997,567)
Additions	(6,560)	-	(398,639)	(6,419)	(64,306)	(475,924)
Subtractions	-	-	-	859	7,643	8,502
Currency translation differences	(108)	-	79,206	822	5,346	85,266
Total depreciation, amortization and impairment, as of December 31, 2022	(69,557)	-	(3,088,778)	(26,316)	(195,072)	(3,379,723)

Total net book value, as of December 31, 2022	748,613	2,787	5,887,465	82,860	761,534	7,483,259

The decrease in the contracted concessional assets cost is primarily due to the lower value of the Euro denominated assets since the exchange rate of the Euro decreased against the U.S. dollar since December 31, 2021, that more than offsets the increase resulting from business combinations and the additions for the year that primarily correspond to investments in operating concessional assets and assets under development or construction. The increase in accumulated depreciation, amortization and impairment is primarily due to the amortization charge for the year and the impairment registered in Solana, Chile PV1 and Chile PV2 (see further explanation below).

The decrease included in “Reclassification and other movement” is mainly due to the reclassification from the long to the short term of the current portion of the contracted concessional financial assets.

The following table shows the movements of assets included in the heading “Contracted Concessional, PP&E and other intangible assets” for 2021:

Cost	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total assets
Total as of January 1, 2021	936,837	2,941	9,467,309	80,030	336,920	10,824,037
Additions	922	442	40,383	3,639	13,024	58,410
Subtractions	-	-	(348)	(16)	(21,266)	(21,630)
Business combinations (Note 5)	-	-	-	22,149	519,931	542,080
Currency translation differences	(9,519)	(540)	(334,497)	(5,693)	(20,029)	(370,278)
Reclassification and other movements	(53,715)	-	29,692	-	10,539	(13,484)
Total cost, as of December 31, 2021	874,525	2,843	9,202,539	100,109	839,119	11,019,135

Depreciation, amortization and impairment	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total assets
Total as of January 1, 2021	(87,689)	-	(2,442,520)	(16,171)	(122,239)	(2,668,619)
Additions	(418)	-	(424,181)	(6,370)	(29,392)	(460,361)
Reversal of impairment	24,929	-	-	-	-	24,929
Currency translation differences	289	-	97,356	963	7,876	106,484
Total depreciation, amortization and impairment, as of December 31, 2021	(62,889)	-	(2,769,345)	(21,578)	(143,755)	(2,997,567)

Total net book value, as of December 31, 2021	811,636	2,843	6,433,194	78,531	695,364	8,021,568

The increase in the contracted concessional assets cost was primarily due to business combinations for a total amount of $542 million (Note 5), partially offset by the lower value of the Euro denominated assets since the exchange rate of the Euro decreased against the U.S. dollar since December 31, 2020.

This increase was mainly offset by the depreciation and amortization charge for the year and the impairment registered in Solana (see further explanation below).

The decrease included in “Reclassification and other movement” was mainly due to the reclassification from the long to the short term of the current portion of the contracted concessional financial assets.

Solana triggering event of impairment

Considering the continued delays in the works and replacements that the Company is carrying out in the storage system at Solana and their impact on production in 2022, as well as an increase in the discount rate, the Company identified an impairment triggering event, in accordance with IAS 36, Impairment of assets. As a result, an impairment test has been performed using historical level of output (generation), which resulted in the recording of an impairment loss of $41 million in 2022 ($43 million in 2021).

The impairment has been recorded within the line “Depreciation, amortization and impairment charges” of the consolidated income statement, decreasing the amount of intangible assets under IFRIC 12 pertaining to the Renewable energy sector and the North America geography. The recoverable amount considered is the value in use and amounts to $881 million for Solana, as of December 31, 2022 ($943 million as of December 31, 2021). A specific discount rate has been used in each year considering changes in the debt/equity leverage ratio over the useful life of this project, resulting in the use of a range of pre-tax  discount rates between 5.9% and 6.3% in 2022 (between 4.9% and 5.9% in 2021).

An adverse change in the key assumptions which are individually used for the valuation could lead to future impairment recognition; specifically, a 5% decrease in generation over the entire remaining useful life (PPA) of the project would generate an additional impairment of approximately $59 million. An increase of 50 basis points in the discount rate would lead to an additional impairment of approximately $33 million.

Chile PV1 and Chile PV2 triggering event of impairment

Considering that expected electricity prices in Chile over the remaining useful life of Chile PV1 and Chile PV2 have recently decreased and are currently lower than the prices assumed at the time of the acquisition, the Company identified an impairment triggering event, in accordance with IAS 36, Impairment of assets. As a result, an impairment test has been performed which resulted in the recording of an impairment loss of $8 million for Chile PV1 and $12 million for Chile PV2 in 2022.

The impairment has been recorded within the line “Depreciation, amortization and impairment charges” of the consolidated income statement, decreasing the amount of Property, plant and equipment under IAS 16 pertaining to the Renewable energy sector and the South America geography. The recoverable amount considered is the value in use and amounts to $58 million for Chile PV1 and $22 million for Chile PV2, as of December 31, 2022. A specific discount rate has been used in each year considering changes in the debt/equity leverage ratio over the useful life of these projects, resulting in the use of a range of pre-tax discount rates between 7.5% and 8.4% for Chile PV1 and 7.5% and 8.3% for Chile PV2.

An adverse change in the key assumptions which are individually used for the valuation could lead to future impairment recognition; specifically, a 5% decrease in electricity prices over the entire remaining useful life of these projects would generate an additional total impairment of approximately $5 million. An increase of 50 basis points in the discount rate would lead to an additional total impairment of approximately $3 million.

The Company did not identify any other triggering event of impairment of its contracted concessional assets as of December 31, 2022 and 2021.

Expected credit losses

The impairment provision based on the expected credit losses on contracted concessional financial assets, calculated in accordance with IFRS 9, Financial instruments, increased by $7 million in the year ended December 31, 2022, (decreased by $25 million in the year ended December 31, 2021, primarily in ACT, following an improvement of its client’s credit risk metrics), primarily in ACT.